RESTRUCTURING	12 Months Ended
Dec. 31, 2011
RESTRUCTURING
19.	RESTRUCTURING

The following table provides the activity in the restructuring liability:

	2011	2010

Balance, beginning of year	$3.3	$6.8
Expensed in year	5.9	25.3
Disbursements	(7.9)	(28.8)
Balance, end of year	$1.3	$3.3
Classification:
Accounts payable and accrued liabilities (note 12)	$1.2	$3.1
Other long-term obligations (note 15)	0.1	0.2
	$1.3	$3.3

The following table provides restructuring liability by year of initiatives:

	2011	2010

2009 and prior initiatives	0.2	1.3
2010 initiatives	0.1	2.0
2011 initiatives	1.0	–
	$1.3	$3.3

2011

During the year ended December 31, 2011, the company recorded restructuring costs of $5.9 million related to debt restructuring negotiations with its bondholders. The costs consisted of legal and consulting fees incurred in respect of these negotiations. The debt restructuring initiative did not result in a restructuring transaction, and on January 31, 2012 the company entered into creditor protection. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

2010

During the year ended December 31, 2010, the company recorded restructuring costs of $25.3 million primarily related to severances payable to eligible employees at Elk Falls resulting from extended curtailment and permanent closure.

2009

In 2009, the company recorded $10.8 million in costs related to a restructuring plan for the Powell River mill, which was developed jointly with the union locals at the mill in accordance with the commitment made by them in the new collective agreement reached in December 2008 to improve the mill’s cost competitiveness. The company also recorded $2.3 million in costs related to permanent reductions of salaried staff positions at the Richmond and Nanaimo offices and indefinite layoffs at the Crofton and Elk Falls mills, where significant production capacity had been indefinitely curtailed, and $4.8 million primarily for severance costs related to the closure of the company’s Elk Falls sawdust pulp and white top linerboard operation in November 2008.